Sales - Trade receivables - Short-term and long-term - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Revenue [abstract]
Net trade receivables	€ 5,620	€ 5,320	€ 5,295	€ 5,153	€ 5,175
o/w short-term trade receivables	5,382	5,044	4,995
o/w long-term trade receivables	€ 238	€ 276	€ 300